Summary of Changes in the Fair Value of the Warrants Liability (Details) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Public Warrants Liability [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Balance at December 31, 2023	$ 4,600	$ 4,600	$ 2,300	$ 575,000
Change in fair value	(3,933)		2,300	(572,700)
Balance at December 31, 2024	667	4,600	4,600	2,300
Gem Warrants Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Change in fair value, Beginning balance	3,000	11,000	15,000	641,000
Change in fair value	(1,000)	(8,000)	(4,000)	626,000
Change in fair value, Ending balance	2,000	3,000	11,000	15,000
Change in fair value	$ 1,000	$ 8,000	$ 4,000	$ (626,000)